Intangible Assets - Research and Development Expenditures Recognized as Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [abstract]
Research and development costs expensed as incurred	₩ 395,276	₩ 344,787	₩ 315,790